Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Amounts of Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31
	2014	2015	2015
	RMB	RMB	US$
Cash and cash equivalents	473,114,220	585,191,507	90,338,002
Restricted cash	1,000,000	1,000,000	154,373
Short-term investments	38,771,063	167,583,165	25,870,383
Accounts receivable, net of allowance for doubtful accounts	23,424,971	52,715,369	8,137,851
Amounts due from related parties	80,585,481	135,302,942	20,887,175
Deferred tax assets	11,428,104	26,071,201	4,024,700
Other current assets	8,923,196	23,410,853	3,614,013
Long-term investments	3,000,000	113,390,404	17,504,462
Investment in affiliates	246,092,522	298,229,612	46,038,718
Property and equipment, net	22,508,520	40,161,068	6,199,801
Other non-current assets	1,130,863	5,611,229	866,224
Total assets	909,978,940	1,448,667,350	223,635,702
Accrued payroll and welfare expenses	68,617,341	181,685,160	28,047,357
Income tax payable	28,035,249	55,966,327	8,639,712
Amounts due to the Group’s subsidiaries	169,322,299	161,666,257	24,956,969
Deferred revenue	37,883,923	29,021,820	4,480,197
Other current liabilities	27,770,537	76,026,370	11,736,449
Non-current uncertain tax position liabilities	6,323,573	67,248	10,381
Other non-current liabilities	—	39,635,057	6,118,598
Total liabilities	337,952,922	544,068,239	83,989,663

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenue:
Third-party revenues
One-time commissions	7,172,187	80,516,730	145,325,240	22,434,351
Recurring service fees	37,212,399	111,927,921	181,288,609	27,986,139
Performance-based income	—	22,994,446	165,971,926	25,621,650
Other service fees	27,526,720	1,346,667	9,616,062	1,484,464
Total third-party revenues	71,911,306	216,785,764	502,201,837	77,526,604
Related party revenues
One-time commissions	2,849,181	21,471,381	122,949,788	18,980,177
Recurring service fees	144,771,936	285,753,554	348,870,146	53,856,270
Performance-based income	—	75,204,704	53,825,292	8,309,193
Other service fees	5,651,129	1,217,894	2,102,882	324,629
Total related party revenues	153,272,246	383,647,533	527,748,108	81,470,269
Total revenues	225,183,552	600,433,297	1,029,949,945	158,996,873
Less: business taxes and related surcharges	(12,531,784)	(33,672,899)	(57,713,861)	(8,909,485)
Net revenues	212,651,768	566,760,398	972,236,084	150,087,388
Operating cost and expenses	(84,843,623)	(183,003,728)	(624,541,431)	(96,412,583)
Other income	15,361,268	11,888,078	39,115,317	6,038,364
Net income	118,101,044	310,817,616	327,597,694	50,572,369
Net income attributable to Noah Holding Limited shareholders	108,261,911	292,244,283	326,209,370	50,358,049
Cash flows provided by operating activities*	251,133,785	250,372,200	402,492,302	62,134,104
Cash flows used in investing activities	(95,707,011)	(53,726,568)	(293,697,015)	(45,339,006)
Cash flows provided by financing activities	37,930,172	1,365,117	3,282,000	506,653

*	Cash flows provided by operating activities in 2013, 2014 and 2015 include amounts due to the Group’s subsidiaries of RMB209,824,414, RMB169,322,299 and RMB161,666,257 (US$24,956,969).

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

The following table summarizes the Company’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2015 and 2014, respectively.

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Accounts receivable	—	14,007,287	2,162,352
Investments	53,671,693	383,778,327	59,245,165
Maximum exposure to loss in non-consolidated VIEs	53,671,693	397,785,614	61,407,517